Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Redeemable convertible preferred stock, par value	$ 0.0001		$ 0.0001
Redeemable convertible preferred stock, shares authorized	1,000,000		1,000,000
Redeemable convertible preferred stock, shares issued	0		0
Redeemable convertible preferred stock, shares outstanding	0		0
Archer Aviation Inc
Common stock, par value	$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares authorized	155,000,000		143,677,090			77,285,983
Common stock, shares issued	52,229,481		51,321,752			50,000,000
Common stock, shares outstanding	52,229,481		51,321,752			50,000,000
Archer Aviation Inc | Series Seed redeemable convertible preferred stock
Redeemable convertible preferred stock, par value	$ 0.0001		$ 0.0001			$ 0.0001
Redeemable convertible preferred stock, liquidation value	$ 6,004		$ 6,004			$ 6,004
Redeemable convertible preferred stock, shares authorized	18,193,515		18,193,515			18,193,515
Redeemable convertible preferred stock, shares issued	18,193,515		18,193,515			18,193,515
Redeemable convertible preferred stock, shares outstanding	18,193,515	18,193,515	18,193,515	18,193,515	18,193,515	18,193,515	0
Archer Aviation Inc | Series A redeemable convertible preferred stock
Redeemable convertible preferred stock, par value	$ 0.0001		$ 0.0001
Redeemable convertible preferred stock, liquidation value	$ 55,734		$ 55,734
Redeemable convertible preferred stock, shares authorized	46,732,728		46,732,728			0
Redeemable convertible preferred stock, shares issued	46,267,422		46,267,422			0
Redeemable convertible preferred stock, shares outstanding	46,267,422	46,267,422	46,267,422	0	0	0	0